Financial Result - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Result
Changes in fair value of warrants included in finance income	€ 29,688	€ 4,454	€ 0
Fair value changes in the price of the warrants	30,196	5,492	0
Gain on foreign exchange conversion of RDO & 2022 PIPE Warrants	1,116	0	0
Offset by the loss on foreign exchange conversion of Reorganization Warrants	1,624	1,038	0
Gain on foreign currency contract	234	0	0
Impairment losses net of reversal	125	0	0
Fair value changes of money market funds included in finance expense	67	87	0
Fair value changes in the ELOC purchased put option	696	0	0
Fair value changes of foreign currency exchange contract included in finance expense		€ 15,532
Fair value changes from the embedded derivatives of the convertible loans			€ 15,222
Convertible loans outstanding	0
Investments in money market funds	€ 0